Contingent Liabilities and Commitments (Details Textual) (USD $)	0 Months Ended
	Sep. 12, 2014	Dec. 31, 2014	Dec. 01, 2014	Dec. 11, 2013
Loss Contingencies [Line Items]
Accrued Environmental Loss liabilities		$ 44,000,000
Loss Contingency, Range of Possible Loss, Maximum		32,000,000
Commitments for construction and acquisition of property, plant and equipment		689,000,000
Louisiana Department Of Environmental Quality [Member]
Loss Contingencies [Line Items]
Penalty Assessment			194,306
Former Operations
Loss Contingencies [Line Items]
Accrued Environmental Loss liabilities		25,000,000
Natural gas underground storage facilities
Loss Contingencies [Line Items]
Accrued Environmental Loss liabilities		8,000,000
Environmental Protection Agency [Member]
Loss Contingencies [Line Items]
Accrued Environmental Loss liabilities		11,000,000
Geismar Incident [Member]
Loss Contingencies [Line Items]
Notice of Penalty				99,000
Litigation Settlement, Amount	$ 36,000